Intangible Assets - Schedule of Goodwill for Cash Generating Units (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,203	£ 1,203
Discount rate	9.80%	10.50%
Personal Financial Services [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate	9.80%	10.50%
Growth rate	3.00%	2.00%
Private Banking [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate	9.80%	10.50%
Growth rate	4.00%	2.00%
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 4	£ 4
Discount rate	9.80%	10.50%
Growth rate	3.00%	2.00%